Net fee and commission income	6 Months Ended
Jun. 30, 2018
Net fee and commission income
Net fee and commission income

3.Net fee and commission income

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2018	2017	2017
	£m	£m	£m

Fee and commission income:

Current accounts	315	367	345
Credit and debit card fees	487	460	493
Other	570	691	609

Total fee and commission income	1,372	1,518	1,447
Fee and commission expense	(674)	(670)	(712)

Net fee and commission income	698	848	735

Current account and credit and debit card fees principally arise in Retail. Other fees include corporate banking, treasury and other fees arising in Commercial Banking; and private banking, unit trust and asset management fees arising in Insurance and Wealth.